Lease	12 Months Ended
Oct. 31, 2025
Lease [Abstract]
LEASE

NOTE 7 – LEASE

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate which is implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC, which is approximately 3.50%.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and do not contain a purchase option. The related lease payments are recognized as an expense on a straight-line basis over the lease term.

During the reporting period, the Company’s short-term leases primarily consisted of office premises and vehicles used for business expansion. The expense related to short-term leases amounted to RMB420,184 ($58,235). As of October 31, 2025, the Company has no unrecognized commitments for short-term operating leases.

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

	October 31,	October 31,
	2025	2024
Operating lease right-of-use assets	$571,547	$-
Operating lease liabilities	$586,858	$-

Weighted-average remaining term and discount rate related to leases were as follows:

	October 31,	October 31,
	2025	2024
Weighted-average remaining term		-
Operating lease	1.88	-
Weighted-average discount rate		-
Operating lease	3.50%	-